MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

Master Limited Partnerships and Related Companies - 99.6%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 38.0%(1)
Canada - 0.4%(1)
Enbridge, Inc.	90,000	$3,886,200
United States - 37.6%(1)
Genesis Energy, L.P.	1,750,000	20,912,500
Magellan Midstream Partners, L.P.	1,225,000	59,437,000
MPLX, L.P.	3,200,000	104,896,000
Phillips 66 Partners, L.P.	550,000	23,193,500
Plains All American Pipeline, L.P.	3,600,000	38,052,000
Plains GP Holdings, L.P.	3,750,000	42,412,500
Shell Midstream Partners, L.P.	1,550,000	21,684,500
		310,588,000
Total Crude/Refined Products Pipelines and Storage		314,474,200

Natural Gas/Natural Gas Liquid Pipelines and Storage - 22.9%(1)
Canada - 0.5%(1)
TC Energy Corporation	70,000	3,759,700
United States - 22.4%(1)
Cheniere Energy, Inc.	75,000	9,967,500
Energy Transfer, L.P.	9,000,000	91,260,000
Enterprise Products Partners, L.P.	2,450,000	59,829,000
Kinder Morgan, Inc.	455,000	7,917,000
Williams Companies, Inc.	525,000	16,422,000
		185,395,500
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		189,155,200

Natural Gas Gathering/Processing - 38.7%(1)
United States - 38.7%(1)
Antero Midstream Corporation	725,000	7,279,000
Crestwood Equity Partners, L.P.	500,000	15,385,000
DCP Midstream, L.P.	1,025,000	33,907,000
Enlink Midstream, LLC	7,750,000	68,975,000
Targa Resources Corporation	1,400,000	91,518,000
Western Midstream Partners, L.P.	3,950,000	102,858,000
Total Natural Gas Gathering/Processing		319,922,000

Total Master Limited Partnerships and Related Companies (Cost $427,681,840)		823,551,400
Total Investments - 99.6% (Cost $427,681,840)(1)		823,551,400
Other Assets in Excess of Liabilities - 0.4%(1)		3,028,205
Net Assets - 100.0%(1)		$826,579,605

(1) Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2022	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$823,551,400	$823,551,400	$-	$-
Total	$823,551,400	$823,551,400	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2022.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.